Loans Receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans Receivable
Loans Receivable

The components of loans receivable at December 31, 2014 and 2013 are as follows:

	2014	2013

Commercial loans	$53,668,754	$50,876,482
Commercial real estate	93,427,295	90,251,024
Consumer loans	46,882,632	28,831,129
Home equity	53,150,371	49,424,329
Residential mortgages	121,910,198	118,402,020
	369,039,250	337,784,984
Deferred fees	1,483,315	964,725
Allowance for loan losses	(3,502,481)	(3,109,775)
Net loans	$367,020,084	$335,639,934

At December 31, 2014 and 2013, loans to officers and directors were approximately $8.5 million and $7.7 million, respectively.  During 2014 and 2013, $1.4 million and $1.8 million of new loans were made to officers and directors, respectively.  Net pay downs and repayments in aggregate on loans to officers and directors were approximately $1.2 million and $3.9 million during 2014 and 2013, respectively.  Effect of changes in the composition of related parties resulted in an increase of approximately $567,000 and $403,000 during 2014 and 2013, respectively.

At December 31, 2014 and 2013, Federal Home Loan Bank advances are collateralized by residential mortgages in the amount of $93,836,621 and $89,847,582, respectively, pledged under a blanket collateral agreement.

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2014, 2013 and 2012:

	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total
December 31, 2014

Allowance for loan losses:
Beginning balance	$870,461	$1,000,304	$260,697	$300,113	$678,200	$3,109,775
Charge-offs	—	—	(141,317)	(51,543)	(10,527)	(203,387)
Recoveries	896	4,968	87,462	17	2,750	96,093
Provision for loan losses	304,127	79,719	238,626	46,453	(168,925)	500,000
Ending balance	$1,175,484	$1,084,991	$445,468	$295,040	$501,498	$3,502,481

	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total
December 31, 2013

Allowance for loan losses:
Beginning balance	$833,607	$856,712	$231,634	$281,614	$572,290	$2,775,857
Charge-offs	(35,626)	—	(190,546)	(1,486)	(54,271)	(281,929)
Recoveries	1,462	—	112,322	1,163	900	115,847
Provision for loan losses	71,018	143,592	107,287	18,822	159,281	500,000
Ending balance	$870,461	$1,000,304	$260,697	$300,113	$678,200	$3,109,775

	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total
December 31, 2012

Allowance for loan losses:
Beginning balance	$534,995	$1,309,811	$326,123	$264,513	$464,083	$2,899,525
Charge-offs	(35,521)	(653,938)	(206,620)	(29,608)	(8,000)	(933,687)
Recoveries	787	1,985	63,821	1,217	2,209	70,019
Provision for loan losses	333,346	198,854	48,310	45,492	113,998	740,000
Ending balance	$833,607	$856,712	$231,634	$281,614	$572,290	$2,775,857

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2014 and December 31, 2013:

December 31, 2014	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total

Allowance for loan losses attributable to loans:
Individually evaluated for impairment	$115,324	$20,495	$—	$—	$—	$135,819
Collectively evaluated for impairment	1,060,160	1,064,496	445,468	295,040	501,498	3,366,662
Total	$1,175,484	$1,084,991	$445,468	$295,040	$501,498	$3,502,481
Loans:
Individually evaluated for impairment	$1,048,443	$462,014	$—	$—	$—	$1,510,457
Collectively evaluated for impairment	52,620,311	92,965,281	46,882,632	53,150,371	121,910,198	367,528,793
Total	$53,668,754	$93,427,295	$46,882,632	$53,150,371	$121,910,198	$369,039,250

December 31, 2013	Commercial Loans	Commercial Real Estate	Consumer Loans	Home Equity	Residential Mortgages	Total

Allowance for loan losses attributable to loans:
Individually evaluated for impairment	$58,576	$23,769	$—	$—	$—	$82,345
Collectively evaluated for impairment	811,885	976,535	260,697	300,113	678,200	3,027,430
Total	$870,461	$1,000,304	$260,697	$300,113	$678,200	$3,109,775
Loans:
Individually evaluated for impairment	$925,596	$503,792	$—	$—	$—	$1,429,388
Collectively evaluated for impairment	49,950,886	89,747,232	28,831,129	49,424,329	118,402,020	336,355,596
Total	$50,876,482	$90,251,024	$28,831,129	$49,424,329	$118,402,020	$337,784,984

The following table presents information related to loans individually evaluated for impairment by segment of loans as of and for the year ended December 31, 2014, 2013 and 2012:

	December 31, 2014
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Cash Basis Interest Income Recognized

With no related allowance recorded:
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
With an allowance recorded:
Commercial loans	1,048,443	1,048,443	115,324	1,116,596	66,187
Commercial real estate	462,014	462,014	20,495	481,825	31,366
Total	$1,510,457	$1,510,457	$135,819	$1,598,421	$97,553

	December 31, 2013
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Cash Basis Interest Income Recognized

With no related allowance recorded:
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
With an allowance recorded:
Commercial loans	925,596	925,596	58,576	1,057,292	56,035
Commercial real estate	503,792	503,792	23,769	524,951	29,704
Total	$1,429,388	$1,429,388	$82,345	$1,582,243	$85,739

	December 31, 2012
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Cash Basis Interest Income Recognized

With no related allowance recorded:
Commercial loans	$—	$—	$—	$—	$—
Commercial real estate	—	—	—	—	—
With an allowance recorded:
Commercial loans	884,680	884,680	213,685	960,820	44,708
Commercial real estate	200,638	200,638	22,997	609,764	11,622
Total	$1,085,318	$1,085,318	$236,682	$1,570,584	$56,330

The recorded investment in loans excludes accrued interest receivable and loan origination fees, net due to immateriality. For purposes of this disclosure, the unpaid principal balance is not reduced for net charge-offs.

Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the recorded investment in nonaccrual and past due loans over 90 days still on accrual by portfolio segment as of December 31, 2014 and December 31, 2013:

	December 31, 2014		December 31, 2013
	Nonaccrual	Loans Past Due Over 90 days still Accruing	Nonaccrual	Loans Past Due Over 90 days still Accruing

Commercial loans	$39,085	$—	$49,037	$—
Commercial real estate	—	—	—	—
Consumer loans	—	—	—	—
Home equity	—	—	261,644	—
Residential mortgages	266,874	—	217,982	—
Total	$305,959	$—	$528,663	$—

The following represents the aging of the recorded investment in past due loans as of December 31, 2014 and December 31, 2013 by class of loans:

	December 31, 2014
	Total	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due

Commercial loans	$53,668,754	$—	$55,758	$—	$55,758	$53,612,996
Commercial real estate	93,427,295	39,252	—	—	39,252	93,388,043
Consumer loans	46,882,632	69,786	11,546	—	81,332	46,801,300
Home equity	53,150,371	118,130	—	—	118,130	53,032,241
Residential mortgages	121,910,198	232,594	—	266,874	499,468	121,410,730
Total	$369,039,250	$459,762	$67,304	$266,874	$793,940	$368,245,310

	December 31, 2013
	Total	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due

Commercial loans	$50,876,482	$—	$—	$—	$—	$50,876,482
Commercial real estate	90,251,024	—	—	—	—	90,251,024
Consumer loans	28,831,129	124,654	—	—	124,654	28,706,475
Home equity	49,424,329	67,376	—	261,644	329,020	49,095,309
Residential mortgages	118,402,020	95,180	—	217,982	313,162	118,088,858
Total	$337,784,984	$287,210	$—	$479,626	$766,836	$337,018,148

Troubled Debt Restructurings

The following table presents the summary of the investment in TDRs and related allowance for loan losses as of December 31, 2014 and 2013 by class of loans:

	December 31, 2014			December 31, 2013
	Number of Loans	Recorded Investment	Allowance for Loan Losses Allocated	Number of Loans	Recorded Investment	Allowance for Loan Losses Allocated

Troubled Debt Restructurings
Commercial loans	7	$804,335	$58,001	6	$925,596	$58,576
Commercial real estate	—	—	—	—	—	—
Consumer loans	—	—	—	—	—	—
Home equity	—	—	—	—	—	—
Residential mortgages	—	—	—	—	—	—
Total	7	$804,335	$58,001	6	$925,596	$58,576

During the year ending 2014, there was one loan for $75,000 that was modified as a TDR. During the year ending 2013, there were two loans for $532,165 that were modified as TDRs. During the year ending 2012, there were two loans for $605,293 that were modified as TDRs.

The modification of the terms of such loans included one or a combination of the following:  a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan. The Company has not committed to lend additional amounts as of December 31, 2014 with outstanding loans that are classified as TDRs. During 2013, an additional line of credit of $300,000 was granted to a customer with an outstanding loan classified as a TDR. This line was partially guaranteed by the Small Business Administration and did not have any disbursements until 2014. As of December 31, 2014, $43,691 was outstanding on this loan and is considered impaired based on the relationship. Certain TDRs are classified as nonperforming at the time of the restructuring and may only be returned to performing status after considering the borrower's sustained repayment performance for a reasonable period.

Each of the commercial loans represented a line of credit which was not paid in full at the time of maturity. The loans maturity dates were extended ranging from ten years to twenty years and the reduction in interest rates were to below market rates. The seven loans considered TDRs as of December 31, 2014 represented five commercial relationships. Two of the commercial loans representing one relationship with a principal balance of $39,000 and $49,000 as of December 31, 2014 and December 31, 2013, respectively, were considered nonaccrual.

For all such modifications, the pre and post outstanding recorded investment amount remained unchanged. There were no charge-offs or defaults during the year ended December 31, 2014, 2013 and 2012. All of the TDRS were considered impaired as of December 31, 2014 and December 31, 2013. The allocated allowance for loan losses was based on the present value of estimated future cash flows. All of the loans are currently performing in accordance with their modified terms.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis includes non-homogeneous loans, such as commercial loans and commercial real estate with an outstanding relationship greater than $250,000.  Homogeneous loans are reviewed when appropriate given foreclosures, bankruptcies or relationships that include non-homogeneous loans. For homogeneous loan pools, such as residential mortgages, home equity and consumer loans, the Company uses the payment status to identify the credit risk in these loan portfolios.  Payment status is reviewed on at least a monthly basis by the Company’s personnel and on a quarterly basis with respect to determining the adequacy of the allowance for loan losses.  This analysis is performed on at least an annual basis.  The Company uses the following definitions for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncovered, these potential weaknesses may result in deterioration of the repayment prospects for the loan or the institution’s credit position at some future date.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debts.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.  Loans listed as not rated are either less than $250,000 or are included in groups of homogeneous loans.

Based on the most recent analysis performed (all loans graded within the past 12 months), the risk category by class of loan is as follows:

	December 31, 2014
	Not Rated	Pass	Special Mention	Substandard	Doubtful

Commercial loans	$13,592,064	$35,545,768	$190,717	$4,340,205	$—
Commercial real estate	14,955,626	72,938,080	4,436,601	1,096,988	—
Total	$28,547,690	$108,483,848	$4,627,318	$5,437,193	$—

	December 31, 2013
	Not Rated	Pass	Special Mention	Substandard	Doubtful

Commercial loans	$14,936,797	$33,926,635	$418,039	$1,545,974	$49,037
Commercial real estate	14,826,457	74,147,934	427,479	849,154	—
Total	$29,763,254	$108,074,569	$845,518	$2,395,128	$49,037